Condensed Consolidated Statements of Cash Flows € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
Condensed Consolidated Statements of Cash Flows
Net income (loss) from continued operations	€ (47,809)
Income tax expense (benefit)	1,015
Financial result	38,834
Depreciation and amortization	2,433
Non-cash effects	2,267
Changes in trade and other receivables	(16,660)
Changes in inventories	(5,336)
Change in trade and related party payables	(3,482)
Change in provisions	1,105
Taxes received (paid), net	(1,695)
Cash provided by (used in) operating activities	(29,328)
Purchases of intangible assets and property, plant and equipment	(2,520)
Cash provided by (used in) investing activities	(2,520)
Proceeds from debt financing	1,306
Payments for debt financing	(889)
Proceeds from equity and equity-linked financing	33,116
Payment of lease liabilities	(494)
Interest paid	(473)
Cash provided by (used in) financing activities	32,566
Net increase (decrease) in cash and cash equivalents	718
Cash and cash equivalents at the beginning of the period	1,574
Cash and cash equivalents at the end of the period	€ 2,292